DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT

NOTE 14. DEBT

A breakdown of the Company’s debt as of March 31, 2025 and December 31, 2024 is presented below:

	March 31, 2025	December 31, 2024
Promissory note	$10,910,592	$11,623,392
Debt discount and issuance cost	(267,301)	(284,283)
Total debt, net of debt discount and issuance costs	10,643,291	11,339,109
Current portion of long-term debt	(1,766,419)	(2,200,210)
Current portion of debt discount and issuance cost	68,874	68,873
Long-term debt	$8,945,746	$9,207,772

Promissory Notes

In connection with the Green’s Natural Foods acquisition, on October 14, 2022, the Company issued a secured promissory note (the “Greens Note”) in the principal amount of $3,000,000 as a portion of the purchase price. The Greens Note has a five-year term, an interest rate of 6.0% per annum and is secured by the assets of the Green’s Natural Foods. The outstanding balance was approximately $1,662,000 and $1,809,000 as of March 31, 2025 and December 31, 2024, respectively. The Company incurred approximately $26,000 and $35,000 interest expense for the three months ended March 31, 2025 and 2024, respectively.

In connection with the Ellwood Thompson’s acquisition, on October 1, 2023, the Company issued a secured promissory note (the “Ellwood Note”) in the principal amount of $750,000, and discounted present value of $718,000 as a portion of the purchase price. The Ellwood Note has a five-year term, an interest rate of 6.0% per annum. The outstanding balance of the Ellwood Note was approximately $560,000 and $595,000 in principal amount as of March 31, 2025 and December 31, 2024, respectively. The Company recognized interest expense of approximately $9,000 and $11,000 for the three months ended March 31, 2025, and 2024, respectively.

On January 18, 2024, HCWC entered into a Securities Purchase Agreement (the “Bridge Financing”) with institutional investors whereby (a) HCWC issued a total of approximately $1,889,000 in unsecured promissory notes (the “Notes”) and (b) on the date of the pricing of HCWC’s initial public offering (“IPO”), HCWC would deliver shares of its common stock equal to approximately $1,889,000 divided by the IPO price (“Bridge Shares”). The aggregate gross proceeds received from the investors in connection with the Security Purchase Agreement (“SPA”) was $1,700,000. The Notes were issued at a 10% original issue discount (“OID”) and accrue interest at a rate of 10% per annum beginning 60 days after issuance of the Notes. All accrued and unpaid principal and interest shall be due and payable upon the earlier of (1) the closing of the IPO, (2) January 18, 2025 or (3) upon an event of default as defined in the Notes.

On April 8, 2024, HCWC and the institutional investors entered into an amendment to the January 18, 2024 agreement whereby HCWC agreed to issue warrants (the “Bridge Warrants”) exercisable at $0.01 per share to purchase 188,889 shares of Class A common stock (the “Bridge Warrant Shares”) in lieu of Bridge Shares. The parties agreed to terminate any existing obligations of the institutional investors to acquire HCWC Bridge Shares as part of the IPO transaction.

On the Spin-Off Date, after the NYSEAM market closing, the Spin-Off of the HCWC business was completed. On September 14, 2024, HCWC became an independent, publicly traded company, and on September 16, 2024, the stock was traded on the NYSEAM under the stock symbol “HCWC.”

Upon the completion of the IPO, HCWC paid in full the principal amount of Notes and OID. HCWC incurred approximately $23,500 of debt issuance costs in connection with the issuance of the Notes, which, together with the OID of approximately $189,000, was recorded as a debt discount and was amortized over the life of the Notes using the straight-line method since such method was not materially different from the interest method. At March 31, 2025, the outstanding principal balance of the Notes and debt discount related with the Notes were at $0.

The Company used the intrinsic value model to determine the fair value of the Bridge Warrants on April 18, 2024 and remeasured the fair value on September 16, 2024, and concluded that the fair value of the Bridge Warrants at September 16, 2024 was $1,887,001. Due to the fact that Bridge Warrants exercise was contingent upon the IPO, the Company did not recognize the warrant liability until the Spin-off date. The Bridge Warrants were exercised on September 17, 2024 by institutional investors. Upon warrant exercise, 188,889 shares of Class A common stock were issued and the warrant liability was eliminated against the loss on derivative liability in the amount of $1,888,889.

On July 18, 2024 (the “Loan Effective Date”), the Company entered into a loan and security agreement with a private lender for a $7,500,000 loan (the “Acquisition Loan”). A portion of the Acquisition Loan proceeds were used to acquire GreenAcres Markets. The loan is guaranteed by all of the subsidiaries of the Company (the “Guarantors”) and secured by all of the assets of the Company and the Guarantors. The Acquisition Loan has a term of three years and interest accrues at a rate of 12% on amounts borrowed. The Acquisition Loan may be prepaid at any time at a premium in the amount of ten percent (10%) of the principal amount of the Acquisition Loan outstanding prior to such prepayment. Payments on the Acquisition Loan are required to be made as follows: $1,125,000 on first anniversary of the Loan Effective Date, $1,875,000 on the second anniversary of the Loan Effective Date, and the remaining outstanding principal balance of principal and accrued interest on the third anniversary of the Loan Effective Date. On March 2, 2025, the Company entered into an agreement with the Acquisition Loan holders to exchange $450,000 of outstanding principal under its existing Loan and Security Agreement dated July 18, 2024 for 750,000 shares of the Company’s Class A common stock. Following this transaction, $7,050,000 in principal remains outstanding as of March 31, 2025 under the Loan and Security Agreement.

In connection with the GreenAcres Market acquisition, on August 23, 2024, the Company issued a secured promissory note (the “GreenAcres Note”) in the principal amount of $1,825,000 as a portion of the purchase price. The GreenAcres Note has a five-year term, an interest rate of 6.0% per annum and is secured by the assets of the GreenAcres Market. The outstanding balance was approximately $1,639,000 and $1,720,000 as of March 31, 2025 and December 31, 2024, respectively. The Company incurred approximately $25,000 and $0 interest expense for the three months ended March 31, 2025 and 2024, respectively.

The Company may, at its option, at any time or from time to time prepay the outstanding principal amount or any accrued but unpaid interest, in each case in whole or in part, without penalty or premium, provided that any such prepayment of any outstanding amount of principal shall be accompanied by the payment of all accrued but unpaid interest on the amount of principal being prepaid, plus any costs and fees incurred.

The following table summarizes the five-year repayment schedule:

For the years ending December 31,
2025 (remaining nine months)	$1,487,410
2026	3,016,526
2027	5,595,359
2028	534,923
2029	276,374
Total	$10,910,592

NOTE 14. DEBT

The following table provides a breakdown of the Company’s debt as of December 31, 2024 and 2023 is presented below:

	December 31,
	2024	2023
Promissory note	$11,623,392	$3,106,508
Debt discount and issuance cost	(284,283)	-
Total debt, net of debt discount and issuance costs	11,339,109	3,106,508
Current portion of long-term debt	(2,200,210)	(702,701)
Current portion of debt discount and issuance cost	68,873	-
Long-term debt	$9,207,772	$2,403,807

Promissory Note

In connection with the Green’s Natural Foods acquisition, on October 14, 2022, the Company issued a secured promissory note (the “Greens Note”) in the principal amount of $3,000,000 as a portion of the purchase price. The Greens Note has a five-year term, an interest rate of 6.0% per annum and is secured by the assets of the Green’s Natural Foods. The outstanding balance was approximately $1,809,000 and $2,378,000 as of December 31, 2024 and December 31, 2023, respectively. The Company incurred approximately $127,000 and $160,000 interest expense for the year ended December 31, 2024 and 2023, respectively.

In connection with the Ellwood Thompson’s acquisition, on October 1, 2023, the Company issued a secured promissory note (the “Ellwood Note”) in the principal amount of $750,000, and discounted present value of $718,000 as a portion of the purchase price. The Ellwood Note has a five-year term, an interest rate of 6.0% per annum. The outstanding balance of the Ellwood Note was approximately $595,000 and $728,000 in principal amount as of December 31, 2024 and December 31, 2023, respectively. The Company recognized interest expense of approximately $40,000 and $39,000 for the years ended December 31, 2024, and 2023, respectively.

On January 18, 2024, HCWC entered into a Securities Purchase Agreement (the “Bridge Financing”) with institutional investors whereby (a) HCWC issued a total of approximately $1,889,000 in unsecured promissory notes (the “Notes”) and (b) on the date of the pricing of HCWC’s initial public offering (“IPO”), HCWC would deliver shares of its common stock equal to approximately $1,889,000 divided by the IPO price (“Bridge Shares”). The aggregate gross proceeds received from the investors in connection with the Security Purchase Agreement (“SPA”) was $1,700,000. The Notes were issued at a 10% original issue discount (“OID”) and accrue interest at a rate of 10% per annum beginning 60 days after issuance of the Notes. All accrued and unpaid principal and interest shall be due and payable upon the earlier of (1) the closing of the IPO, (2) January 18, 2025 or (3) upon an event of default as defined in the Notes.

On April 8, 2024, HCWC and the institutional investors entered into an amendment to the January 18, 2024 agreement whereby HCWC agreed to issue warrants (the “Bridge Warrants”) exercisable at $0.01 per share to purchase 188,889 shares of Class A common stock (the “Bridge Warrant Shares”) in lieu of Bridge Shares. The parties agreed to terminate any existing obligations of the institutional investors to acquire HCWC Bridge Shares as part of the IPO transaction.

On the Spin-Off Date, after the NYSEAM market closing, the Spin-Off of the HCWC business was completed. On September 14, 2024, HCWC became an independent, publicly traded company, and on September 16, 2024, the stock was traded on the NYSEAM under the stock symbol “HCWC.”

Upon the completion of the IPO, HCWC paid in full the principal amount of Notes and OID. At December 31, 2024, the outstanding principal balance of the Notes and debt discount related with the Notes were at $0. HCWC incurred approximately $23,500 of debt issuance costs in connection with the issuance of the Notes, which, together with the OID of approximately $189,000, was recorded as a debt discount and was amortized over the life of the Notes using the straight-line method since such method was not materially different from the interest method. For the year ended December 31, 2024, approximately $298,000 of interest expense was recognized in the accompanying consolidated statements of operations.

The Company used the intrinsic value model to determine the fair value of the Bridge Warrants on April 18, 2024 and remeasured the fair value on September 16, 2024, and concluded that the fair value of the Bridge Warrants at September 16, 2024 was $1,887,001. Due to the fact that Bridge Warrants exercise was contingent upon the IPO, the Company did not recognize the warrant liability until the Spin-off date. The Bridge Warrants were exercised on September 17, 2024 by institutional investors. Upon warrant exercise, 188,889 shares of Class A common stock were issued and the warrant liability was eliminated against the loss on debt extinguishment in the amount of $1,888,889.

On July 18, 2024 (the “Loan Effective Date”), the Company entered into a loan and security agreement with a private lender for a $7,500,000 loan (the “Acquisition Loan”). A portion of the Acquisition Loan proceeds were used to acquire GreenAcres Markets. The loan is guaranteed by all of the subsidiaries of the Company (the “Guarantors”) and secured by all of the assets of the Company and the Guarantors. The Acquisition Loan has a term of three years and interest accrues at a rate of 12% on amounts borrowed. The Acquisition Loan may be prepaid at any time at a premium in the amount of ten percent (10%) of the principal amount of the Acquisition Loan outstanding prior to such prepayment. Payments on the Acquisition Loan are required to be made as follows: $1,125,000 on first anniversary of the Loan Effective Date, $1,875,000 on the second anniversary of the Loan Effective Date, and the remaining outstanding principal balance of principal and accrued interest on the third anniversary of the Loan Effective Date.

In connection with the GreenAcres Market acquisition, on August 23, 2024, the Company issued a secured promissory note (the “GreenAcres Note”) in the principal amount of $1,825,000 as a portion of the purchase price. The GreenAcres Note has a five-year term, an interest rate of 6.0% per annum and is secured by the assets of the GreenAcres Market. The outstanding balance was approximately $1,720,000 and $0 as of December 31, 2024 and 2023, respectively. The Company incurred approximately $36,000 and $0 interest expense for the years ended December 31, 2024 and 2023, respectively.

The Company may, at its option, at any time or from time to time prepay the outstanding principal amount or any accrued but unpaid interest, in each case in whole or in part, without penalty or premium, provided that any such prepayment of any outstanding amount of principal shall be accompanied by the payment of all accrued but unpaid interest on the amount of principal being prepaid, plus any costs and fees incurred.

The following table summarizes the 5-year repayment schedule:

For the years ending December 31,
2025	$2,200,210
2026	3,016,526
2027	5,595,359
2028	534,923
2029	276,374
Total	$11,623,392